SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 898,172	$ -	$ -	$ 898,172
Videocon Industries Limited global depository receipts	4,197,341	-	-	4,197,341
Total financial assets	$5,095,513	$ -	$ -	$5,095,513
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 339,693	$ -	$ -	$ 339,693
Certificates of deposit– Short-term investments	500,000	-	-	500,000
Videocon Industries Limited global depository receipts	4,728,367	-	-	4,728,367
Total financial assets	$5,568,060	$ -	$ -	$5,568,060
	Level 1	Level 2	Level 3	Total
Derivative liability	$ -	$ -	$ 540,000	$ 540,000

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

For the Nine Months Ended July 31, 2014
Derivative liability:
Beginning balance	$540,000
Aggregate fair value of bifurcated conversion feature issued	1,570,000
Change in fair value of bifurcated conversion feature	1,460,704
Fair value of bifurcated conversion features related to the extinguishment of debt	(1,670,704)
Ending balance	$1,900.000
Fair value of patent acquisition obligation:
Beginning balance	$-
Initial fair value, discounted to present value	2,850,511
Amortized interest on patent obligation	286,002
Ending balance	$3,136,513

For the Year Ending October 31, 2013
Beginning balance	$ -
Fair value of bifurcated conversion feature issued	1,180,000
Change in fair value of bifurcated conversion feature	(475,189)
Reduction in value of bifurcated conversion feature upon Conversion of debenture	(164,811)
Ending balance	$ 540,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
			For the Three Months Ended July 31, 2014
	For the Nine Months Ended July 31,

	2014	2013
Weighted average fair value at grant date	$0.22	$0.17	$0.25
Valuation assumptions:
Expected life (years)	5.79	5.26	5.98
Expected volatility	115.4%	116.5%	115.1%
Risk-free interest rate	1.82%	0.73%	1.93%
Expected dividend yield	0	0	0

	For the Year Ended October 31,
	2013	2012
Weighted average fair value at grant date	$0.17	$0.18
Valuation assumptions:
Expected life ( years)	5.26	5.75
Expected volatility	116.5%	109%
Risk-free interest rate	.73%	1.16%
Expected dividend yield	0	0